Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal statutory tax rate		$ 2,169
State and Local income taxes, net of federal income tax effect		(130)
Effect of changes in tax laws or rates enacted in the current period		308
Effect of cross-border tax laws
Current GILTI, other		427
Deferred GILTI, other		168
Foreign tax credits		(285)
Other		(22)
Tax credits
R&D		(265)
Changes in valuation allowances		(77)
Non-taxable or non-deductible items
Stock-based compensation		(217)
Other		(83)
Changes in unrecognized tax benefits		(2,754)
Total continuing operations provision for/(benefit from) income taxes	[1]	$ (242)	$ (218)	$ 1,176
Percentage
U.S. federal statutory tax rate		21.00%	21.00%	21.00%
State and Local income taxes, net of federal income tax effect		(1.00%)	(2.00%)	0.00%
Foreign tax rate difference			(13.00%)	(3.00%)
Other			(3.00%)	1.00%
Effect of changes in tax laws or rates enacted in the current period		3.00%
Effect of cross-border tax laws
Current GILTI, other		4.00%
Deferred GILTI, other		2.00%
Foreign tax credits		(3.00%)
Other		0.00%
Tax credits
R&D		(3.00%)
Changes in valuation allowances		(1.00%)
Non-taxable or non-deductible items
Stock-based compensation		(2.00%)
Other		(1.00%)
Changes in unrecognized tax benefits		(27.00%)
Domestic incentives			(7.00%)	(5.00%)
Effective tax rate		(2.30%)	(3.80%)	13.50%
Tax differential on foreign income, portion related to one-time pension settlement charge			(4.00%)
Domestic incentives, portion related to one-time pension settlement charge			(3.00%)
State and local, portion related to one-time pension settlement charge			(2.00%)
Other, portion related to one-time pension settlement charge			(1.00%)
Ireland
Amount
Foreign tax rate difference		$ (310)
Other		$ 70
Percentage
Foreign tax rate difference		(3.00%)
Other		1.00%
Singapore
Amount
Foreign tax rate difference		$ (185)
Other		$ 55
Percentage
Foreign tax rate difference		(2.00%)
Other		1.00%
Brazil
Amount
Foreign tax rate difference		$ 203
Percentage
Foreign tax rate difference		2.00%
Other foreign jurisdictions
Amount
Foreign tax rate difference		$ 656
Percentage
Foreign tax rate difference		6.00%
United States
Amount
Other		$ 33
Percentage
Other		0.00%

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.